BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Oct. 11, 2011	Oct. 09, 2011
Balance Sheet
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	525,000,000	75,000,000
Common stock, shares issued	10,561,708	7,911,708	7,296,892	51,450,000	7,350,000
Common stock, shares outstanding	10,561,708	7,911,708	7,296,892	51,450,000	7,350,000
Shares issuable (in shares)	588,236	999,700